Loans Payable (Details Narrative) - Canada Emergency Business Account - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Loan agreements amount	$ 60,000
Loan agreements, description	an initial expiry date of December 31, 2022 (amended to January 18, 2024) and interest rate of nil% per annum during this initial term. The CEBA term loan agreements also provide for an extended maturity date of December 31, 2025 (amended to December 31, 2026) and interest rate of 5% per annum during the extended term
Recognized loan amount		$ 0	$ 0	$ 50,949
Accretion expense		2,281	$ 5,441	$ 5,508
Accrued interest		$ 214